UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Private Placement For Institutional Investors	Registered Direct Offering	Exercise of Warrant	Share capital	Share capital Private Placement For Institutional Investors	Share capital Registered Direct Offering	Share capital Exercise of Warrant	Share premium [1]	Share premium Private Placement For Institutional Investors	[1]	Share premium Registered Direct Offering	[1]	Share premium Exercise of Warrant	[1]	Share-based compensation reserves [1]	Foreign currency translation reserve [1]	Retained earnings/(accumulated losses) [1]
Beginning balance at Dec. 31, 2022	$ 744,312				$ 33				$ 1,657,015							$ 39,049	$ 14,671	$ (966,456)
Statement of changes in equity [Roll Forward]
Loss for the period	(311,229)																	(311,229)
Other comprehensive loss:
Exchange differences on translation of foreign operations	6,537																6,537
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(304,692)																6,537	(311,229)
Issuance of ordinary shares		$ 234,410	$ 349,278	$ 352,491		$ 1	$ 1	$ 1		$ 234,409		$ 349,277		$ 352,490
Exercise of share options	8,518								13,072							(4,554)
Reclassification of vested restricted share units	0								18,606							(18,606)
Equity-settled share-based compensation expense	22,714															22,714
Ending balance at Jun. 30, 2023	1,407,031				36				2,624,869							38,603	21,208	(1,277,685)
Other comprehensive loss:
Reserves	1,407,000
Reserves	1,251,335
Beginning balance at Dec. 31, 2023	1,251,371				36				2,637,120							54,621	44,304	(1,484,710)
Statement of changes in equity [Roll Forward]
Loss for the period	(77,989)																	(77,989)
Other comprehensive loss:
Exchange differences on translation of foreign operations	(58,528)																(58,528)
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	(136,517)																(58,528)	(77,989)
Exercise of share options	3,705								5,548							(1,843)
Reclassification of vested restricted share units	1				1				32,547							(32,547)
Equity-settled share-based compensation expense	40,442															40,442
Ending balance at Jun. 30, 2024	1,159,002				$ 37				$ 2,675,215							$ 60,673	$ (14,224)	$ (1,562,699)
Other comprehensive loss:
Reserves	$ 1,158,965

[1]	These reserve accounts comprise the consolidated reserves of $1,159.0 million and $1,407.0 million in the consolidated statements of financial position as at June 30, 2024 and, 2023, respectively